Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (1,351,571)	$ (2,957,959)	$ (6,177,099)	$ (3,078,120)
Other comprehensive (loss) income
Foreign currency translation adjustments	(5,920)	189,591	(120,263)	(93,044)
Comprehensive loss	$ (1,357,491)	$ (2,768,368)	$ (6,297,362)	$ (3,171,164)